Interest-bearing loans and borrowings - Summary of Non Creation of Charge On Securities Against Outstanding Loans (Detail) - Outstanding Funds For Which Non Creation Of Charges Applicable
₨ in Millions
Mar. 31, 2021 INR (₨)
Prathamesh Solarfarms Limited | Yes Bank
Disclosure Of Non Creation Of Charge On Securities Against Outstanding Loans [Line Items]
Borrowings	₨ 1,522
Prathamesh Solarfarms Limited | Rural Electrification Corporation
Disclosure Of Non Creation Of Charge On Securities Against Outstanding Loans [Line Items]
Borrowings	1,724
ReNew Solar Energy (Rajasthan) Private Limited | Power Finance Corporation Limited
Disclosure Of Non Creation Of Charge On Securities Against Outstanding Loans [Line Items]
Borrowings	3,025
ReNew Solar Power Private Limited | Indian Renewable Energy Development
Disclosure Of Non Creation Of Charge On Securities Against Outstanding Loans [Line Items]
Borrowings	5,513
Ostro Jaisalmer Private Limited | Rural Electrification Corporation
Disclosure Of Non Creation Of Charge On Securities Against Outstanding Loans [Line Items]
Borrowings	778
Ostro Urja Wind Private Limited | Rural Electrification Corporation
Disclosure Of Non Creation Of Charge On Securities Against Outstanding Loans [Line Items]
Borrowings	2,165
Ostro Dakshin Power Private Limited | Rural Electrification Corporation
Disclosure Of Non Creation Of Charge On Securities Against Outstanding Loans [Line Items]
Borrowings	3,803
Ostro Dakshin Power Private Limited | Ptc Financial Services Pvt. Ltd.
Disclosure Of Non Creation Of Charge On Securities Against Outstanding Loans [Line Items]
Borrowings	1,236
Ostro Andhra Wind Private Limited | India Infrastructure Finance Co. Ltd
Disclosure Of Non Creation Of Charge On Securities Against Outstanding Loans [Line Items]
Borrowings	1,373
Ostro AP Wind Private Limited | India Infrastructure Finance Co. Ltd
Disclosure Of Non Creation Of Charge On Securities Against Outstanding Loans [Line Items]
Borrowings	1,404
Ostro Madhya Wind Private Limited | Rural Electrification Corporation
Disclosure Of Non Creation Of Charge On Securities Against Outstanding Loans [Line Items]
Borrowings	2,143
Badoni Power Private Limited | Rural Electrification Corporation
Disclosure Of Non Creation Of Charge On Securities Against Outstanding Loans [Line Items]
Borrowings	852
AVP Powerinfra Private Limited | Rural Electrification Corporation
Disclosure Of Non Creation Of Charge On Securities Against Outstanding Loans [Line Items]
Borrowings	795
Ostro Anantapur Private Limited | Rural Electrification Corporation
Disclosure Of Non Creation Of Charge On Securities Against Outstanding Loans [Line Items]
Borrowings	3,344
ReNew Wind Energy Varekarwadi Private Limited | Rural Electrification Corporation
Disclosure Of Non Creation Of Charge On Securities Against Outstanding Loans [Line Items]
Borrowings	₨ 2,172